UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02064

Pax World Funds Series Trust I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1.     Schedule of Investments.

Schedule of Investments (Unaudited)
ESG Managers® Aggressive Growth Portfolio	March 31, 2010

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 77.0%
CONSUMER DISCRETIONARY: 8.6%
Best Buy Co., Inc.	21	$893
Bridgepoint Education, Inc. (a)	440	10,815
CBS Corp.	465	6,482
Comcast Corp, Class A	1,071	19,246
DeVry, Inc.	25	1,630
DISH Network Corp., Class A	473	9,848
DR Horton, Inc.	160	2,016
GameStop Corp., Class A (a)	33	723
Gannett Co, Inc.	450	7,434
Genuine Parts Co	95	4,013
Home Depot, Inc.	281	9,090
International Game Technology	285	5,258
Interpublic Group of Cos., Inc. (a)	935	7,779
KB Home	275	4,606
Lowe’s Cos., Inc.	148	3,588
McDonald’s Corp.	195	13,010
Meredith Corp.	100	3,441
Mohawk Industries, Inc. (a)	90	4,894
Newell Rubbermaid, Inc.	385	5,852
News Corp., Class A	794	11,442
NIKE, Inc., Class B	380	27,930
Nordstrom, Inc.	120	4,902
Pulte Group, Inc. (a)	225	2,531
Reed Elsevier PLC	1,100	8,762
Royal Caribbean Crusies, Ltd. (a)	190	6,268
Scripps Networks Interactive, Class A	698	30,956
SES SA	308	7,774
Sotheby’s	85	2,643
Stanley Black & Decker, Inc.	77	4,421
Staples, Inc.	350	8,187
Target Corp.	137	7,206
Thomson Reuters Corp. (a)	95	3,449
Tiffany & Co.	85	4,037
Time Warner Cable, Inc.	142	7,570
Time Warner, Inc.	375	11,726
Toll Brothers, Inc. (a)	360	7,488
Washington Post Co., The, Class B	69	30,648
		308,558
CONSUMER STAPLES: 6.3%
Coca-Cola Co., The	126	6,930
Constellation Brands, Inc. (a)	190	3,124
Corn Products International, Inc.	71	2,461

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES, continued
CVS Caremark Corp.	371	$13,564
Energizer Holdings, Inc. (a)	60	3,766
Estee Lauder Cos, Inc., Class A	34	2,206
General Mills, Inc.	21	1,487
JM Smucker Co., The	402	24,225
Kellogg Co.	95	5,076
Kimberly-Clark Corp.	223	14,022
McCormick & Co., Inc.	455	17,454
Nash Finch Co.	60	2,019
Natura Cosmeticos SA	4	81
PepsiCo, Inc.	187	12,372
Procter & Gamble Co., The	1,000	63,270
Safeway, Inc.	229	5,693
Sysco Corp.	899	26,521
Unilever PLC, ADR	217	6,353
United Natural Foods, Inc. (a)	350	9,845
WD-40 Co.	215	7,057
		227,526
ENERGY: 6.7%
Apache Corp.	70	7,105
Baker Hughes, Inc.	90	4,216
BG Group PLC, ADR	282	24,464
BP PLC, ADR	347	19,803
Cal Dive International, Inc. (a)	133	975
Cimarex Energy Co.	222	13,182
ConocoPhillips	302	15,453
Devon Energy Corp.	69	4,446
Diamond Offshore Drilling, Inc.	35	3,108
El Paso Corp.	1,005	10,894
Enerplus Resources Fund	245	5,809
ENSCO PLC , ADR	79	3,538
Kinder Morgan Management LLC, LP	182	10,669
Mariner Energy, Inc. (a)	240	3,593
Newfield Exploration Co. (a)	477	24,828
Noble Corp. (a)	122	5,102
Petroleo Brasileiro SA, ADR	36	1,602
Quicksilver Resources, Inc. (a)	465	6,543
Royal Dutch Shell PLC, ADR	106	6,133
Sasol Ltd., ADR	11	454
Smith International, Inc.	500	21,410
Southern Union Co.	210	5,328
Southwestern Energy Co. (a)	52	2,117

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ENERGY, continued
Spectra Energy Corp.	210	4,731
Statoil ASA, ADR	112	2,613
Suncor Energy, Inc.	316	10,283
Transocean, Ltd. (a)	63	5,442
W&T Offshore, Inc.	1,385	11,633
Weatherford International, Ltd. (a)	409	6,486
		241,960
FINANCIALS: 11.2%
ACE, Ltd.	22	1,151
Aflac, Inc.	210	11,401
Alexandria Real Estate Equities, REIT	50	3,380
Allstate Corp., The	110	3,554
American Express Co.	220	9,077
BBVA, ADR	166	2,273
Bank of America Corp.	1,254	22,384
Bank of Montreal	40	2,428
Bank of New York Mellon Corp., The	1,698	52,434
BlackRock, Inc.	14	3,049
Capital One Financial Corp.	80	3,313
CB Richard Ellis Group, Inc., Class A (a)	470	7,450
Charles Schwab Corp., The	1,387	25,923
China Life Insurance Co. Ltd., ADR	18	1,297
Chubb Corp.	116	6,015
Cincinnati Financial Corp.	125	3,613
City National Corp.	85	4,587
CME Group, Inc.	9	2,845
Digital Realty Trust, Inc., REIT	70	3,794
Glacier Bancorp, Inc.	70	1,066
Goldman Sachs Group, Inc., The	11	1,877
HCC Insurance Holdings, Inc.	160	4,416
HCP, Inc., REIT	105	3,465
Hospitality Properties Trust, REIT	33	790
HSBC Holdings PLC, ADR	40	2,028
Hudson City Bancorp., Inc.	520	7,363
Janus Capital Group, Inc.	455	6,502
Jones Lang LaSalle, Inc.	110	8,018
JPMorgan Chase & Co.	470	21,033
Lazard, Ltd. Class A, LP	150	5,355
Loews Corp.	262	9,767
Markel Corp. (a)	51	19,108
Marsh & McLennan Cos., Inc.	306	7,473
Morgan Stanley	176	5,155

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
National Bank of Greece SA (a)	9	$182
National Bank of Greece SA, ADR (a)	481	1,953
NYSE Euronext	150	4,442
optionsXpress Holdings, Inc. (a)	39	635
Potlatch Corp., REIT	300	10,512
PrivateBancorp, Inc.	295	4,042
Progressive Corp., The	1,402	26,764
Royal Bank of Canada (Canadian)	150	8,779
Royal Bank of Canada	205	11,962
SEI Investment Co.	140	3,076
State Street Corp.	155	6,997
T Rowe Price Group, Inc.	25	1,373
Tower Group, Inc.	230	5,098
Travelers Cos., Inc., The	164	8,845
Unibail-Rodamco SE, REIT	75	15,183
Wells Fargo & Co.	615	19,138
Willis Group Holdings PLC	52	1,626
		403,991
HEALTH CARE: 10.7%
Abbott Laboratories	203	10,694
Amgen, Inc. (a)	52	3,108
Analogic Corp.	50	2,137
Baxter International, Inc.	227	13,211
Becton Dickinson & Co.	338	26,611
Bio-Rad Laboratories, Inc., Class A (a)	55	5,694
Bristol-Myers Squibb Co.	105	2,804
Covidien PLC	390	19,609
Eli Lilly & Co.	145	5,252
Gen-Probe, Inc. (a)	470	23,500
Gilead Sciences, Inc. (a)	95	4,321
Hospira, Inc. (a)	130	7,365
Johnson & Johnson	878	57,246
LHC Group, Inc. (a)	165	5,532
Medtronic, Inc.	370	16,661
Merck & Co., Inc.	314	11,728
Mylan, Inc. (a)	130	2,952
Myriad Genetics, Inc. (a)	200	4,810
Novartis AG	200	10,819
Novartis AG, ADR	337	18,232
Novo Nordisk A/S, ADR	386	29,768
Pfizer, Inc.	479	8,215
Roche Holding AG	86	13,967

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Roche Holding AG, ADR	469	$19,004
Teleflex, Inc.	485	31,074
Teva Pharmaceutical Industries, Ltd., ADR	247	15,581
UnitedHealth Group, Inc.	151	4,933
Valeant Pharmaceuticals International (a)	80	3,432
WellPoint, Inc. (a)	88	5,664
		383,924
INDUSTRIALS: 9.8%
3M Co.	392	32,759
Administaff, Inc.	455	9,710
AGCO Corp. (a)	51	1,829
Baldor Electric Co.	25	935
Brady Corp., Class A	165	5,135
Brink’s Co., The.	135	3,811
Canadian National Railway Co.	282	17,086
Cia de Concessoes Rodoviarias	21	466
Cooper Industries PLC	350	16,779
Cummins, Inc.	65	4,027
Danaher Corp.	514	41,074
Deere & Co.	284	16,887
Diana Shipping, Inc. (a)	123	1,860
Dun & Bradstreet Corp.	65	4,837
East Japan Railway Co.	200	13,915
Emerson Electric Co.	289	14,548
Empresas ICA SAB de CV, ADR (a)	151	1,536
Equifax, Inc.	95	3,401
ESCO Technologies, Inc.	32	1,018
Expeditors International of Washington, Inc.	32	1,181
FTI Consulting, Inc. (a)	110	4,325
General Electric Co.	658	11,976
Graco, Inc.	150	4,800
Herman Miller, Inc.	933	16,850
ICF International, Inc. (a)	417	10,358
IDEX Corp.	295	9,765
Ingersoll-Rand PLC	45	1,569
Interface, Inc., Class A	310	3,590
Nordson Corp.	34	2,309
Pentair, Inc.	235	8,371
RR Donnelley & Sons, Co.	155	3,309
Siemens AG	100	9,992
Simpson Manufacturing Co., Inc.	45	1,249
SKF AB	650	11,547

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
SunPower Corp. (a)	450	$8,505
Vestas Wind Systems A/S (a)	250	13,601
Waste Management, Inc.	865	29,782
WW Grainger, Inc.	61	6,596
		351,288
INFORMATION TECHNOLOGY: 13.9%
Accenture PLC., Class A	540	22,653
Altera Corp.	1,301	31,627
Anixter International, Inc. (a)	628	29,422
Applied Materials, Inc.	1,080	14,558
Brocade Communications Systems, Inc. (a)	600	3,426
Canon, Inc.	300	13,877
Ciena Corp. (a)	600	9,144
Cisco Systems, Inc. (a)	304	7,913
Citrix Systems, Inc. (a)	27	1,282
Clicksoftware Technologies, Ltd. (a)	700	4,830
Cognex Corp.	190	3,513
Cymer, Inc. (a)	70	2,611
Electro Scientific Industries, Inc. (a)	25	320
Electronics for Imaging, Inc. (a)	475	5,524
EMC Corp. (a)	371	6,693
Fair Isaac Corp.	85	2,154
Finisar Corp. (a)	475	7,462
Fiserv, Inc. (a)	91	4,619
Google, Inc., Class A (a)	39	22,113
Harmonic, Inc. (a)	320	2,019
Hewitt Associates, Inc., Class A (a)	299	11,894
Hewlett-Packard Co.	162	8,610
Intel Corp.	821	18,275
International Business Machines Corp.	185	23,726
Intuit, Inc. (a)	953	32,726
Jack Henry & Associates, Inc.	60	1,444
Lam Research Corp. (a)	15	560
Mentor Graphics Corp. (a)	450	3,609
Microchip Technology, Inc.	140	3,942
Microsoft Corp.	1,197	35,036
National Instruments Corp.	730	24,346
Nokia OYJ, ADR	750	11,655
Paychex, Inc.	445	13,662
QUALCOMM, Inc.	954	40,058
Riverbed Technology, Inc. (a)	39	1,108
Symantec Corp. (a)	570	9,644

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Taiwan Semiconductor, ADR	413	$4,332
Tellabs, Inc.	440	3,331
Texas Instruments, Inc.	482	11,795
VeriSign, Inc. (a)	470	12,225
Visa, Inc.	23	2,094
Websense, Inc. (a)	85	1,936
Yahoo!, Inc. (a)	1,651	27,292
		499,060
MATERIALS: 3.1%
Air Products & Chemicals, Inc.	114	8,430
Compass Minerals International	55	4,413
Ecolab, Inc.	300	13,185
Novozymes A/S, ADR	55	6,146
Nucor Corp.	300	13,614
Praxair, Inc.	545	45,235
Rio Tinto PLC, ADR	12	2,841
Sociedad Quimica y Minera de Chile, ADR	85	3,178
Svenska Cellulosa AB	650	9,165
Syngenta AG, ADR	30	1,665
United States Steel Corp.	52	3,303
		111,175
TELECOMMUNICATION SERVICES: 1.7%
America Movil SAB de CV, ADR	100	5,034
American Tower Corp. (a)	116	4,943
AT&T, Inc.	409	10,569
BCE, Inc.	50	1,468
CenturyTel, Inc.	252	8,936
China Mobile, Ltd., ADR	45	2,165
Portugal Telecom SGPS SA	44	491
Tele Norte Leste Participacoes S.A., ADR (a)	175	3,091
Telefonica SA	400	9,478
Verizon Communications, Inc.	248	7,693
Vodafone Group PLC, ADR	138	3,213
Windstream Corp.	320	3,484
		60,565
UTILITIES: 5.0%
AGL Resources, Inc.	380	14,687
American Water Works Co., Inc.	225	4,896
Black Hills Corp.	340	10,319
CMS Energy Corp.	55	850

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UTILITIES, continued
Energen Corp.	550	$25,592
EQT Corp.	101	4,141
Iberdrola Renovables SA	3,000	12,442
MDU Resources Group, Inc.	870	18,775
National Grid PLC	1,000	9,734
National Grid PLC, ADR	105	5,119
NiSource, Inc.	345	5,451
Northeast Utilities	110	3,040
Northwest Natural Gas Co.	275	12,815
NorthWestern Corp.	110	2,949
Oneok, Inc.	224	10,226
Ormat Technologies, Inc.	120	3,377
Pepco Holdings, Inc.	145	2,487
Portland General Electric Co.	700	13,517
Red Electrica Corp. SA	150	8,049
Sempra Energy	188	9,381
Veolia Environnement, ADR	86	2,972
		180,819
TOTAL COMMON STOCKS (Cost $2,651,488)		2,768,866

AFFILIATED INVESTMENT COMPANIES: 20.1%
Pax World Global Green Fund (b)	6,830	59,693
Pax World High Yield Bond Fund (b)	15,410	120,506
Pax World International Fund (b)	62,962	542,100

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $710,806)		722,299

TOTAL INVESTMENTS: 97.1% (Cost $3,362,294)		3,491,165

Other assets and liabilities - (Net): 2.9%		105,715

Net Assets: 100.0%		$3,596,880

(a) Non income producing security.

(b) Institutional Class shares

ADR  - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
ESG Managers® Growth Portfolio	March 31, 2010

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 58.9%
CONSUMER DISCRETIONARY: 6.8%
Best Buy Co., Inc.	27	$1,149
Bridgepoint Education, Inc. (a)	670	16,469
CBS Corp.	510	7,109
Comcast Corp, Class A	1,070	19,228
DeVry, Inc.	30	1,956
DISH Network Corp., Class A	582	12,117
DR Horton, Inc.	260	3,276
GameStop Corp., Class A (a)	40	876
Gannett Co, Inc.	490	8,095
Genuine Parts Co	145	6,125
Home Depot, Inc.	354	11,452
International Game Technology	310	5,720
Interpublic Group of Cos., Inc. (a)	1,015	8,445
KB Home	425	7,119
Lowe’s Cos., Inc.	190	4,606
McDonald’s Corp.	259	17,280
Meredith Corp.	110	3,785
Mohawk Industries, Inc. (a)	100	5,438
Newell Rubbermaid, Inc.	415	6,308
News Corp., Class A	969	13,963
NIKE, Inc., Class B	405	29,768
Nordstrom, Inc.	130	5,311
Pulte Group, Inc. (a)	380	4,275
Reed Elsevier PLC	2,000	15,930
Royal Caribbean Crusies, Ltd. (a)	205	6,763
Scripps Networks Interactive, Class A	709	31,444
SES SA	396	9,995
Sotheby’s	125	3,886
Stanley Black & Decker, Inc.	82	4,708
Staples, Inc.	575	13,449
Target Corp.	168	8,837
Thomson Reuters Corp. (a)	140	5,082
Tiffany & Co.	120	5,699
Time Warner Cable, Inc.	178	9,489
Time Warner, Inc.	487	15,228
Toll Brothers, Inc. (a)	565	11,752
Washington Post Co., The, Class B	68	30,203
		372,335
CONSUMER STAPLES: 4.4%
Coca-Cola Co., The	161	8,855
Colgate-Palmolive Co.	10	853
Constellation Brands, Inc. (a)	205	3,370

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES, continued
Corn Products International, Inc.	93	$3,223
CVS Caremark Corp.	457	16,708
Energizer Holdings, Inc. (a)	60	3,766
Estee Lauder Cos, Inc., Class A	45	2,919
General Mills, Inc.	26	1,841
JM Smucker Co., The	409	24,646
Kellogg Co.	113	6,038
Kimberly-Clark Corp.	278	17,481
McCormick & Co., Inc.	415	15,919
Nash Finch Co.	125	4,206
Natura Cosmeticos SA	4	81
PepsiCo, Inc.	232	15,349
Procter & Gamble Co., The	999	63,207
Safeway, Inc.	284	7,060
Sysco Corp.	818	24,131
Unilever PLC, ADR	268	7,847
United Natural Foods, Inc. (a)	350	9,846
WD-40 Co.	170	5,581
		242,927
ENERGY: 5.3%
Apache Corp.	50	5,075
Baker Hughes, Inc.	114	5,340
BG Group PLC, ADR	278	24,117
BP PLC, ADR	464	26,480
Cal Dive International, Inc. (a)	172	1,261
Cimarex Energy Co.	212	12,589
ConocoPhillips	371	18,984
Devon Energy Corp.	81	5,219
Diamond Offshore Drilling, Inc.	60	5,329
El Paso Corp.	1,253	13,583
Enerplus Resources Fund	370	8,773
ENSCO PLC , ADR	103	4,612
Kinder Morgan Management LLC, LP	283	16,589
Mariner Energy, Inc. (a)	395	5,913
Newfield Exploration Co. (a)	472	24,568
Noble Corp. (a)	159	6,649
Petroleo Brasileiro SA, ADR	48	2,136
Quicksilver Resources, Inc. (a)	700	9,849
Royal Dutch Shell PLC, ADR	129	7,464
Sasol Ltd., ADR	13	537
Smith International, Inc.	493	21,110
Southern Union Co.	320	8,118

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ENERGY, continued
Southwestern Energy Co. (a)	69	$2,810
Spectra Energy Corp.	325	7,322
Statoil ASA, ADR	142	3,313
Suncor Energy, Inc.	384	12,495
Transocean, Ltd. (a)	78	6,738
W&T Offshore, Inc.	1,630	13,691
Weatherford International, Ltd. (a)	498	7,897
		288,561
FINANCIALS: 8.6%
ACE, Ltd.	29	1,517
Aflac, Inc.	170	9,229
Alexandria Real Estate Equities, REIT	85	5,746
Allstate Corp., The	180	5,816
American Express Co.	267	11,016
Bank of America Corp.	1,568	27,989
Bank of Montreal	65	3,946
Bank of New York Mellon Corp., The	1,648	50,890
BBVA, ADR	215	2,943
BlackRock, Inc.	18	3,920
Capital One Financial Corp.	114	4,721
CB Richard Ellis Group, Inc., Class A (a)	510	8,084
Charles Schwab Corp., The	1,374	25,680
China Life Insurance Co. Ltd., ADR	23	1,657
Chubb Corp.	154	7,985
Cincinnati Financial Corp.	190	5,491
City National Corp.	90	4,857
CME Group, Inc.	13	4,109
Digital Realty Trust, Inc., REIT	102	5,528
Glacier Bancorp, Inc.	100	1,523
Goldman Sachs Group, Inc., The	12	2,048
HCC Insurance Holdings, Inc.	175	4,830
HCP, Inc., REIT	160	5,280
Hospitality Properties Trust, REIT	42	1,006
HSBC Holdings PLC, ADR	55	2,788
Hudson City Bancorp., Inc.	460	6,514
Janus Capital Group, Inc.	490	7,002
Jones Lang LaSalle, Inc.	115	8,382
JPMorgan Chase & Co.	599	26,805
Lazard, Ltd. Class A, LP	165	5,891
Loews Corp.	339	12,638
Markel Corp. (a)	50	18,733
Marsh & McLennan Cos., Inc.	382	9,328

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Morgan Stanley	214	$6,268
National Bank of Greece SA (a)	21	424
National Bank of Greece SA, ADR (a)	614	2,493
NYSE Euronext	230	6,810
optionsXpress Holdings, Inc. (a)	52	847
Potlatch Corp., REIT	450	15,768
PrivateBancorp, Inc.	320	4,384
Progressive Corp., The	1,447	27,623
Royal Bank of Canada (Canadian)	200	11,705
Royal Bank of Canada	250	14,588
SEI Investment Co.	210	4,614
State Street Corp.	197	8,893
T Rowe Price Group, Inc.	34	1,868
Tower Group, Inc.	470	10,420
Travelers Cos., Inc., The	205	11,058
Unibail-Rodamco SE, REIT	75	15,183
Wells Fargo & Co.	767	23,868
Willis Group Holdings PLC	68	2,127
		472,833
HEALTH CARE: 8.2%
Abbott Laboratories	289	15,225
Amgen, Inc. (a)	68	4,064
Analogic Corp.	95	4,059
Baxter International, Inc.	325	18,915
Becton Dickinson & Co.	356	28,028
Bio-Rad Laboratories, Inc., Class A (a)	60	6,211
Bristol-Myers Squibb Co.	170	4,539
Covidien PLC	385	19,358
Eli Lilly & Co.	225	8,150
Gen-Probe, Inc. (a)	490	24,500
Gilead Sciences, Inc. (a)	125	5,685
Hospira, Inc. (a)	140	7,931
Johnson & Johnson	964	62,853
LHC Group, Inc. (a)	250	8,383
Medtronic, Inc.	295	13,284
Merck & Co., Inc.	428	15,986
Mylan, Inc. (a)	167	3,793
Myriad Genetics, Inc. (a)	300	7,215
Novartis AG	400	21,638
Novartis AG, ADR	344	18,610
Novo Nordisk A/S, ADR	390	30,077
Pfizer, Inc.	634	10,873

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Roche Holding AG	150	$24,362
Roche Holding AG, ADR	457	18,518
Teleflex, Inc.	500	32,035
Teva Pharmaceutical Industries, Ltd., ADR	267	16,841
UnitedHealth Group, Inc.	192	6,272
Valeant Pharmaceuticals International (a)	175	7,508
WellPoint, Inc. (a)	112	7,210
		452,123
INDUSTRIALS: 7.0%
3M Co.	391	32,676
Administaff, Inc.	740	15,792
AGCO Corp. (a)	66	2,367
Baldor Electric Co.	45	1,683
Brady Corp., Class A	180	5,602
Brink’s Co., The.	150	4,235
Canadian National Railway Co.	257	15,572
Cia de Concessoes Rodoviarias	35	777
Cooper Industries PLC	295	14,142
Cummins, Inc.	87	5,390
Danaher Corp.	543	43,391
Deere & Co.	276	16,411
Diana Shipping, Inc. (a)	159	2,404
Dun & Bradstreet Corp.	70	5,209
East Japan Railway Co.	200	13,915
Emerson Electric Co.	373	18,777
Empresas ICA SAB de CV, ADR (a)	195	1,983
Equifax, Inc.	105	3,759
ESCO Technologies, Inc.	40	1,272
Expeditors International of Washington, Inc.	41	1,514
FTI Consulting, Inc. (a)	170	6,684
General Electric Co.	817	14,869
Graco, Inc.	230	7,360
Herman Miller, Inc.	943	17,031
ICF International, Inc. (a)	405	10,060
IDEX Corp.	280	9,268
Ingersoll-Rand PLC	59	2,057
Interface, Inc., Class A	335	3,879
Nordson Corp.	42	2,853
Pentair, Inc.	200	7,124
RR Donnelley & Sons, Co.	235	5,017
Siemens AG	125	12,490
Simpson Manufacturing Co., Inc.	85	2,360

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
SKF AB	900	$15,988
SunPower Corp. (a)	600	11,340
Vestas Wind Systems A/S (a)	300	16,321
Waste Management, Inc.	760	26,167
WW Grainger, Inc.	60	6,488
		384,227
INFORMATION TECHNOLOGY: 10.7%
Accenture PLC., Class A	450	18,878
Altera Corp.	1,320	32,089
Anixter International, Inc. (a)	617	28,906
Applied Materials, Inc.	1,175	15,839
Brocade Communications Systems, Inc. (a)	1,480	8,451
Canon, Inc.	600	27,753
Ciena Corp. (a)	1,065	16,231
Cisco Systems, Inc. (a)	393	10,230
Citrix Systems, Inc. (a)	54	2,563
Clicksoftware Technologies, Ltd. (a)	1,060	7,314
Cognex Corp.	300	5,547
Cymer, Inc. (a)	100	3,730
Electro Scientific Industries, Inc. (a)	30	384
Electronics for Imaging, Inc. (a)	765	8,897
EMC Corp. (a)	481	8,677
Fair Isaac Corp.	90	2,281
Finisar Corp. (a)	720	11,311
Fiserv, Inc. (a)	117	5,939
Google, Inc., Class A (a)	43	24,381
Harmonic, Inc. (a)	590	3,723
Hewitt Associates, Inc., Class A (a)	345	13,724
Hewlett-Packard Co.	201	10,683
Intel Corp.	1,160	25,822
International Business Machines Corp.	209	26,804
Intuit, Inc. (a)	987	33,894
Jack Henry & Associates, Inc.	260	6,256
Lam Research Corp. (a)	25	933
Mentor Graphics Corp. (a)	800	6,416
Microchip Technology, Inc.	215	6,054
Microsoft Corp.	1,328	38,871
National Instruments Corp.	726	24,212
Nokia OYJ, ADR	1,100	17,094
Paychex, Inc.	440	13,508
QUALCOMM, Inc.	871	36,573
Riverbed Technology, Inc. (a)	54	1,534

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Symantec Corp. (a)	475	$8,037
Taiwan Semiconductor, ADR	622	6,525
Tellabs, Inc.	670	5,072
Texas Instruments, Inc.	493	12,064
VeriSign, Inc. (a)	615	15,996
Visa, Inc.	32	2,913
Websense, Inc. (a)	140	3,188
Yahoo!, Inc. (a)	1,617	26,728
		586,025
MATERIALS: 2.4%
Air Products & Chemicals, Inc.	138	10,205
Compass Minerals International	85	6,820
Ecolab, Inc.	350	15,383
Novozymes A/S, ADR	59	6,593
Nucor Corp.	400	18,152
Praxair, Inc.	576	47,808
Rio Tinto PLC, ADR	14	3,314
Sociedad Quimica y Minera de Chile, ADR	120	4,487
Svenska Cellulosa AB	1,000	14,100
Syngenta AG, ADR	38	2,109
United States Steel Corp.	69	4,382
		133,353
TELECOMMUNICATION SERVICES: 1.6%
America Movil SAB de CV, ADR	128	6,444
American Tower Corp. (a)	149	6,349
AT&T, Inc.	542	14,005
BCE, Inc.	85	2,495
CenturyTel, Inc.	339	12,021
China Mobile, Ltd., ADR	75	3,609
Portugal Telecom SGPS SA	110	1,228
Tele Norte Leste Participacoes S.A., ADR (a)	265	4,680
Telefonica SA	600	14,217
Verizon Communications, Inc.	336	10,423
Vodafone Group PLC, ADR	179	4,168
Windstream Corp.	490	5,335
		84,974
UTILITIES: 3.9%
AGL Resources, Inc.	385	14,880
American Water Works Co., Inc.	340	7,398
Black Hills Corp.	290	8,802

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UTILITIES, continued
Energen Corp.	510	$23,730
EQT Corp.	132	5,412
Iberdrola Renovables SA	2,500	10,368
MDU Resources Group, Inc.	735	15,861
National Grid PLC	2,000	19,469
National Grid PLC, ADR	155	7,556
NiSource, Inc.	530	8,374
Northeast Utilities	165	4,561
Northwest Natural Gas Co.	330	15,378
NorthWestern Corp.	170	4,558
Oneok, Inc.	310	14,152
Ormat Technologies, Inc.	145	4,080
Pepco Holdings, Inc.	225	3,859
Portland General Electric Co.	700	13,517
Red Electrica Corp. SA	300	16,098
Sempra Energy	235	11,727
Veolia Environnement, ADR	113	3,905
		213,685
TOTAL COMMON STOCKS (Cost $3,116,279)		3,231,043

AFFILIATED INVESTMENT COMPANIES: 17.6%
Pax World Global Green Fund (b)	14,108	123,307
Pax World High Yield Bond Fund (b)	89,288	698,233
Pax World International Fund (b)	52,304	450,336

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,269,486)		1,271,876

BONDS: 11.3%
CORPORATE BONDS: 4.7%
CONSUMER DISCRETIONARY: 0.2%
Omnicom Group, Inc., 5.900%, 04/15/16	$10,000	10,836

CONSUMER STAPLES: 0.2%
Avon Products, Inc., 5.625%, 03/01/14	10,000	10,974

ENERGY: 0.4%
Conoco, Inc., 6.950%, 04/15/29	10,000	11,510

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
ENERGY, continued
Midamerican Energy Co., 6.750%, 12/30/31	$10,000	$11,175
		22,685
FINANCIALS: 2.7%
Allstate Life Global Trust, 5.375%, 04/30/13	5,000	5,451
AMB Property LP, 6.125%, 12/01/16	10,000	10,238
BlackRock, Inc., 3.500%, 12/10/14	15,000	15,201
Citigroup Funding, Inc, 1.875%, 10/22/12	30,000	30,258
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	25,000	24,982
JPMorgan Chase & Co., 4.750%, 05/01/13	10,000	10,666
Markel Corp., 6.800%, 02/15/13	10,000	10,804
NASDAQ OMX Group, 4.000%, 01/15/15	6,000	5,978
State Street Corp., 7.350%, 06/15/26	10,000	11,622
Wachovia Corp., 5.500%, 05/01/13	10,000	10,807
Willis North America, Inc., 5.625%, 07/15/15	10,000	10,278
		146,285
HEALTH CARE: 0.4%
Beckman Coulter, Inc., 6.000%, 06/01/15	10,000	10,898
Howard Hughes Medical, Inc, 3.450%, 09/01/14	10,000	10,328
		21,226
INFORMATION TECHNOLOGY: 0.5%
Analog Devices, Inc., 5.000%, 07/01/14	10,000	10,571
KLA Instruments Corp., 6.900%, 05/01/18	6,000	6,519
Xerox Corp., 6.875%, 08/15/11	10,000	10,622
		27,712
MATERIALS: 0.1%
Domtar Corp., 5.375%, 12/01/13	5,000	5,113

TELECOMMUNICATION SERVICES: 0.1%
Sprint Capital Corp., 7.625%, 01/30/11	5,000	5,169

UTILITIES: 0.1%
American Water Capital Corp., 6.085%, 10/15/17	7,000	7,497

TOTAL CORPORATE BONDS (Cost $254,732)		257,497

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS: 1.3%
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 0.4%
5.000%, 11/17/17	$20,000	$21,894

FREDDIE MAC (AGENCY): 0.4%
3.750%, 03/27/19	20,000	19,548

FANNIE MAE (AGENCY): 0.5%
4.375%, 10/15/15	25,000	26,707

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $67,865)		68,149

MUNICIPAL BONDS: 0.2%
New York State Housing Finance Agency, 4.500%, 11/15/27	10,000	9,623

TOTAL MUNICIPAL BONDS (Cost $9,588)		9,623

U.S. TREASURY NOTES: 3.2%
3.500%, 01/15/11 (TIPS)	13,694	14,187
2.000%, 04/15/12 (TIPS)	10,677	11,191
0.625%, 04/15/13 (TIPS)	8,200	8,364
1.875%, 07/15/13 (TIPS)	17,695	18,736
2.000%, 07/15/14 (TIPS)	18,391	19,582
1.625%, 01/15/15 (TIPS)	31,771	33,226
1.375%, 07/15/18 (TIPS)	33,157	33,222
1.375%, 01/15/20 (TIPS)	8,015	7,869
2.375%, 01/15/25 (TIPS)	26,437	27,724
3.375%, 04/15/32 (TIPS)	6,103	7,418

TOTAL U.S. TREASURY NOTES (Cost $181,884)		181,519

MORTGAGE-BACKED SECURITIES: 1.9%
U.S. GOVERNMENT MORTGAGE-BACKED: 1.5%
FANNIE MAE (MORTGAGE BACKED): 1.5%
6.040%, 07/01/13	9,608	10,220
4.500%, 03/01/39	73,571	74,002
		84,222

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
COMMERCIAL MORTGAGE-BACKED: 0.4%
GMAC Commercial Mortgage, 6.465%, 04/15/34	$9,273	$9,556
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	10,000	10,284
		19,840
TOTAL MORTGAGE-BACKED SECURITIES (Cost $104,297)		104,062

TOTAL BONDS (Cost $618,366)		620,850

REPURCHASE AGREEMENT: 4.3%
State Street Repo, 0.010%, 04/01/2010
(collateralized by Federal Home Loan Bank, 4.375%, due 09/17/10, principal amount $240,000; market value $244,920)
TOTAL REPURCHASE AGREEMENT (Cost $237,000)	237,000	237,000

TOTAL INVESTMENTS: 97.7% (Cost $5,241,131)		5,360,769

Other assets and liabilities - (Net): 2.3%		124,385

Net Assets: 100.0%		$5,485,154

(a) Non income producing security.

(b) Institutional Class shares

ADR - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

Schedule of Investments (Unaudited)
ESG Managers® Moderate Portfolio	March 31, 2010

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 39.5%
CONSUMER DISCRETIONARY: 4.4%
Best Buy Co., Inc.	16	$681
Bridgepoint Education, Inc. (a)	325	7,989
CBS Corp.	335	4,670
Comcast Corp, Class A	620	11,141
DeVry, Inc.	20	1,304
DISH Network Corp., Class A	342	7,120
DR Horton, Inc.	115	1,449
GameStop Corp., Class A (a)	23	504
Gannett Co, Inc.	315	5,204
Genuine Parts Co	100	4,224
Home Depot, Inc.	212	6,858
International Game Technology	200	3,690
Interpublic Group of Cos., Inc. (a)	660	5,491
KB Home	200	3,350
Lowe’s Cos., Inc.	110	2,666
McDonald’s Corp.	165	11,009
Meredith Corp.	75	2,581
Mohawk Industries, Inc. (a)	65	3,535
Newell Rubbermaid, Inc.	270	4,104
News Corp., Class A	577	8,315
NIKE, Inc., Class B	255	18,743
Nordstrom, Inc.	55	2,247
Pulte Group, Inc. (a)	165	1,856
Reed Elsevier PLC	1,100	8,762
Royal Caribbean Crusies, Ltd. (a)	135	4,454
Scripps Networks Interactive, Class A	423	18,760
SES SA	240	6,057
Sotheby’s	80	2,487
Stanley Black & Decker, Inc.	57	3,272
Staples, Inc.	575	13,449
Target Corp.	103	5,418
Thomson Reuters Corp. (a)	100	3,630
Tiffany & Co.	55	2,612
Time Warner Cable, Inc.	107	5,704
Time Warner, Inc.	281	8,787
Toll Brothers, Inc. (a)	275	5,720
Washington Post Co., The, Class B	40	17,766
		225,609
CONSUMER STAPLES: 2.9%
Coca-Cola Co., The	95	5,225
Colgate-Palmolive Co.	10	853
Constellation Brands, Inc. (a)	135	2,219

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES, continued
Corn Products International, Inc.	54	$1,872
CVS Caremark Corp.	275	10,054
Energizer Holdings, Inc. (a)	40	2,510
Estee Lauder Cos, Inc., Class A	26	1,687
General Mills, Inc.	15	1,062
JM Smucker Co., The	242	14,583
Kellogg Co.	68	3,633
Kimberly-Clark Corp.	165	10,375
McCormick & Co., Inc.	245	9,398
Nash Finch Co.	50	1,683
Natura Cosmeticos SA	4	81
PepsiCo, Inc.	140	9,262
Procter & Gamble Co., The	614	38,848
Safeway, Inc.	169	4,201
Sysco Corp.	494	14,573
Unilever PLC, ADR	160	4,685
United Natural Foods, Inc. (a)	350	9,846
WD-40 Co.	100	3,283
		149,933
ENERGY: 3.4%
Apache Corp.	40	4,060
Baker Hughes, Inc.	66	3,091
BG Group PLC, ADR	162	14,054
BP PLC, ADR	272	15,523
Cal Dive International, Inc. (a)	99	726
Cimarex Energy Co.	123	7,304
ConocoPhillips	225	11,513
Devon Energy Corp.	52	3,350
Diamond Offshore Drilling, Inc.	40	3,552
El Paso Corp.	746	8,087
Enerplus Resources Fund	260	6,165
ENSCO PLC , ADR	60	2,687
Kinder Morgan Management LLC, LP	198	11,607
Mariner Energy, Inc. (a)	180	2,695
Newfield Exploration Co. (a)	278	14,470
Noble Corp. (a)	92	3,847
Petroleo Brasileiro SA, ADR	28	1,246
Quicksilver Resources, Inc. (a)	335	4,713
Royal Dutch Shell PLC, ADR	79	4,571
Sasol Ltd., ADR	7	289
Smith International, Inc.	283	12,118
Southern Union Co.	220	5,581

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ENERGY, continued
Southwestern Energy Co. (a)	40	$1,629
Spectra Energy Corp.	225	5,069
Statoil ASA, ADR	83	1,936
Suncor Energy, Inc.	230	7,484
Transocean, Ltd. (a)	50	4,319
W&T Offshore, Inc.	820	6,888
Weatherford International, Ltd. (a)	302	4,790
		173,364
FINANCIALS: 5.7%
ACE, Ltd.	17	889
Aflac, Inc.	100	5,429
Alexandria Real Estate Equities, REIT	60	4,056
Allstate Corp., The	125	4,039
American Express Co.	161	6,643
Bank of America Corp.	931	16,618
Bank of Montreal	45	2,732
Bank of New York Mellon Corp., The	960	29,645
BBVA, ADR	124	1,698
BlackRock, Inc.	10	2,178
Capital One Financial Corp.	68	2,816
CB Richard Ellis Group, Inc., Class A (a)	335	5,310
Charles Schwab Corp., The	802	14,989
China Life Insurance Co. Ltd., ADR	13	937
Chubb Corp.	86	4,459
Cincinnati Financial Corp.	130	3,757
City National Corp.	60	3,238
CME Group, Inc.	7	2,213
Digital Realty Trust, Inc., REIT	71	3,848
Glacier Bancorp, Inc.	55	838
Goldman Sachs Group, Inc., The	7	1,194
HCC Insurance Holdings, Inc.	115	3,174
HCP, Inc., REIT	115	3,795
Hospitality Properties Trust, REIT	24	575
HSBC Holdings PLC, ADR	40	2,028
Hudson City Bancorp., Inc.	265	3,752
Janus Capital Group, Inc.	320	4,573
Jones Lang LaSalle, Inc.	75	5,467
JPMorgan Chase & Co.	348	15,573
Lazard, Ltd. Class A, LP	105	3,749
Loews Corp.	195	7,270
Markel Corp. (a)	30	11,240
Marsh & McLennan Cos., Inc.	225	5,495

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Morgan Stanley	130	$3,808
National Bank of Greece SA (a)	15	303
National Bank of Greece SA, ADR (a)	356	1,445
NYSE Euronext	160	4,738
optionsXpress Holdings, Inc. (a)	30	489
Potlatch Corp., REIT	450	15,768
PrivateBancorp, Inc.	225	3,083
Progressive Corp., The	849	16,207
Royal Bank of Canada (Canadian)	200	11,705
Royal Bank of Canada	95	5,543
SEI Investment Co.	100	2,197
State Street Corp.	115	5,191
T Rowe Price Group, Inc.	19	1,044
Tower Group, Inc.	125	2,770
Travelers Cos., Inc., The	119	6,418
Unibail-Rodamco SE, REIT	60	12,146
Wells Fargo & Co.	453	14,096
Willis Group Holdings PLC	39	1,219
		292,387
HEALTH CARE: 5.6%
Abbott Laboratories	183	9,640
Amgen, Inc. (a)	39	2,331
Analogic Corp.	50	2,137
Baxter International, Inc.	258	15,016
Becton Dickinson & Co.	213	16,769
Bio-Rad Laboratories, Inc., Class A (a)	40	4,141
Bristol-Myers Squibb Co.	120	3,204
Covidien PLC	230	11,564
Eli Lilly & Co.	155	5,614
Gen-Probe, Inc. (a)	250	12,500
Gilead Sciences, Inc. (a)	72	3,275
Hospira, Inc. (a)	90	5,099
Johnson & Johnson	674	43,945
LHC Group, Inc. (a)	110	3,688
Medtronic, Inc.	180	8,105
Merck & Co., Inc.	280	10,458
Mylan, Inc. (a)	97	2,203
Myriad Genetics, Inc. (a)	140	3,367
Novartis AG	300	16,228
Novartis AG, ADR	213	11,523
Novo Nordisk A/S, ADR	224	17,275
Pfizer, Inc.	408	6,997

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Roche Holding AG	130	$21,113
Roche Holding AG, ADR	270	10,940
Teleflex, Inc.	275	17,619
Teva Pharmaceutical Industries, Ltd., ADR	148	9,336
UnitedHealth Group, Inc.	117	3,822
Valeant Pharmaceuticals International (a)	45	1,932
WellPoint, Inc. (a)	67	4,314
		284,155
INDUSTRIALS: 5.0%
3M Co.	237	19,806
Administaff, Inc.	310	6,615
AGCO Corp. (a)	38	1,363
Baldor Electric Co.	20	748
Brady Corp., Class A	115	3,579
Brink’s Co., The.	100	2,823
Canadian National Railway Co.	155	9,391
Cia de Concessoes Rodoviarias	24	533
Cooper Industries PLC	170	8,150
Cummins, Inc.	50	3,098
Danaher Corp.	320	25,571
Deere & Co.	179	10,643
Diana Shipping, Inc. (a)	92	1,391
Dun & Bradstreet Corp.	45	3,349
East Japan Railway Co.	200	13,915
Emerson Electric Co.	215	10,823
Empresas ICA SAB de CV, ADR (a)	113	1,149
Equifax, Inc.	70	2,506
ESCO Technologies, Inc.	23	732
Expeditors International of Washington, Inc.	23	849
FTI Consulting, Inc. (a)	80	3,146
General Electric Co.	482	8,772
Graco, Inc.	100	3,200
Herman Miller, Inc.	570	10,294
ICF International, Inc. (a)	239	5,937
IDEX Corp.	170	5,627
Ingersoll-Rand PLC	34	1,186
Interface, Inc., Class A	220	2,548
Nordson Corp.	25	1,698
Pentair, Inc.	120	4,274
RR Donnelley & Sons, Co.	165	3,523
Siemens AG	125	12,490
Simpson Manufacturing Co., Inc.	30	833

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
SKF AB	900	$15,988
SunPower Corp. (a)	600	11,340
Vestas Wind Systems A/S (a)	300	16,321
Waste Management, Inc.	440	15,149
WW Grainger, Inc.	38	4,109
		253,469
INFORMATION TECHNOLOGY: 6.9%
Accenture PLC., Class A	275	11,536
Altera Corp.	762	18,524
Anixter International, Inc. (a)	365	17,100
Applied Materials, Inc.	690	9,301
Brocade Communications Systems, Inc. (a)	275	1,570
Canon, Inc.	300	13,877
Ciena Corp. (a)	515	7,849
Cisco Systems, Inc. (a)	228	5,935
Citrix Systems, Inc. (a)	32	1,519
Clicksoftware Technologies, Ltd. (a)	500	3,450
Cognex Corp.	110	2,034
Cymer, Inc. (a)	50	1,865
Electro Scientific Industries, Inc. (a)	20	256
Electronics for Imaging, Inc. (a)	345	4,012
EMC Corp. (a)	278	5,015
Fair Isaac Corp.	60	1,520
Finisar Corp. (a)	350	5,499
Fiserv, Inc. (a)	68	3,452
Google, Inc., Class A (a)	33	18,711
Harmonic, Inc. (a)	290	1,830
Hewitt Associates, Inc., Class A (a)	216	8,592
Hewlett-Packard Co.	123	6,537
Intel Corp.	1,003	22,327
International Business Machines Corp.	164	21,033
Intuit, Inc. (a)	569	19,539
Jack Henry & Associates, Inc.	50	1,203
Lam Research Corp. (a)	5	187
Mentor Graphics Corp. (a)	375	3,008
Microchip Technology, Inc.	150	4,224
Microsoft Corp.	733	21,455
National Instruments Corp.	423	14,107
Nokia OYJ, ADR	1,100	17,094
Paychex, Inc.	280	8,596
QUALCOMM, Inc.	505	21,205
Riverbed Technology, Inc. (a)	31	880

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Symantec Corp. (a)	295	$4,991
Taiwan Semiconductor, ADR	429	4,500
Tellabs, Inc.	300	2,271
Texas Instruments, Inc.	283	6,925
VeriSign, Inc. (a)	320	8,323
Visa, Inc.	19	1,730
Websense, Inc. (a)	70	1,594
Yahoo!, Inc. (a)	945	15,622
		350,798
MATERIALS: 1.9%
Air Products & Chemicals, Inc.	87	6,434
Compass Minerals International	25	2,006
Ecolab, Inc.	300	13,185
Novozymes A/S, ADR	32	3,576
Nucor Corp.	300	13,614
Praxair, Inc.	423	35,109
Rio Tinto PLC, ADR	8	1,894
Sociedad Quimica y Minera de Chile, ADR	85	3,178
Svenska Cellulosa AB	1,000	14,100
Syngenta AG, ADR	22	1,221
United States Steel Corp.	40	2,540
		96,857
TELECOMMUNICATION SERVICES: 1.0%
America Movil SAB de CV, ADR	74	3,725
American Tower Corp. (a)	87	3,707
AT&T, Inc.	351	9,070
BCE, Inc.	60	1,761
CenturyTel, Inc.	201	7,127
China Mobile, Ltd., ADR	55	2,647
Portugal Telecom SGPS SA	75	837
Tele Norte Leste Participacoes S.A., ADR (a)	185	3,267
Telefonica SA	500	11,847
Verizon Communications, Inc.	196	6,080
Vodafone Group PLC, ADR	103	2,399
Windstream Corp.	340	3,703
		56,170
UTILITIES: 2.7%
AGL Resources, Inc.	190	7,344
American Water Works Co., Inc.	240	5,222
Black Hills Corp.	170	5,160

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UTILITIES, continued
Energen Corp.	280	$13,028
EQT Corp.	76	3,116
Iberdrola Renovables SA	2,500	10,368
MDU Resources Group, Inc.	450	9,711
National Grid PLC	2,000	19,469
National Grid PLC, ADR	110	5,363
NiSource, Inc.	370	5,846
Northeast Utilities	115	3,179
Northwest Natural Gas Co.	165	7,689
NorthWestern Corp.	80	2,145
Oneok, Inc.	201	9,176
Ormat Technologies, Inc.	95	2,673
Pepco Holdings, Inc.	155	2,658
Portland General Electric Co.	600	11,586
Red Electrica Corp. SA	150	8,049
Sempra Energy	141	7,036
Veolia Environnement, ADR	65	2,246
		141,064
TOTAL COMMON STOCKS (Cost $1,960,000)		2,023,806

AFFILIATED INVESTMENT COMPANIES: 17.6%
Pax World Global Green Fund (b)	14,166	123,813
Pax World High Yield Bond Fund (b)	49,980	390,847
Pax World International Fund (b)	44,725	385,080

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $900,986)		899,740

BONDS: 37.7%
CORPORATE BONDS: 17.4%
CONSUMER DISCRETIONARY: 1.0%
Omnicom Group, Inc., 5.900%, 04/15/16	$45,000	48,763

CONSUMER STAPLES: 1.0%
Avon Products, Inc., 5.625%, 03/01/14	45,000	49,385

ENERGY: 1.7%
Conoco, Inc., 6.950%, 04/15/29	30,000	34,530

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
ENERGY, continued
Midamerican Energy Co., 6.750%, 12/30/31	$45,000	$50,286
		84,816
FINANCIALS: 8.8%
Allstate Life Global Trust, 5.375%, 04/30/13	20,000	21,802
AMB Property LP, 6.125%, 12/01/16	30,000	30,715
BlackRock, Inc., 3.500%, 12/10/14	40,000	40,535
Citigroup Funding, Inc, 1.875%, 10/22/12	110,000	110,946
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	75,000	74,946
JPMorgan Chase & Co., 4.750%, 05/01/13	25,000	26,666
Markel Corp., 6.800%, 02/15/13	30,000	32,411
NASDAQ OMX Group, 4.000%, 01/15/15	24,000	23,911
State Street Corp., 7.350%, 06/15/26	20,000	23,243
Wachovia Corp., 5.500%, 05/01/13	30,000	32,422
Willis North America, Inc., 5.625%, 07/15/15	30,000	30,835
		448,432
HEALTH CARE: 1.5%
Beckman Coulter, Inc., 6.000%, 06/01/15	30,000	32,695
Howard Hughes Medical, Inc, 3.450%, 09/01/14	45,000	46,476
		79,171
INFORMATION TECHNOLOGY: 2.2%
Analog Devices, Inc., 5.000%, 07/01/14	45,000	47,570
KLA Instruments Corp., 6.900%, 05/01/18	22,000	23,902
Xerox Corp., 6.875%, 08/15/11	35,000	37,177
		108,649
MATERIALS: 0.3%
Domtar Corp., 5.375%, 12/01/13	16,000	16,360

TELECOMMUNICATION SERVICES: 0.4%
Sprint Capital Corp., 7.625%, 01/30/11	20,000	20,675

UTILITIES: 0.5%
American Water Capital Corp., 6.085%, 10/15/17	25,000	26,778

TOTAL CORPORATE BONDS (Cost $874,748)		883,029

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS: 6.4%
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 1.5%
5.000%, 11/17/17	$70,000	$76,628

FREDDIE MAC (AGENCY): 1.3%
3.750%, 03/27/19	70,000	68,416

FANNIE MAE (AGENCY): 1.9%
4.375%, 10/15/15	90,000	96,147

U.S. DEPARTMENT OF AGRICULTURE: 1.7%
USDA, 6.075%, 02/01/40	87,300	87,702

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $327,487)		328,893

MUNICIPAL BONDS: 0.2%
New York State Housing Finance Agency, 4.500%, 11/15/27	10,000	9,623

TOTAL MUNICIPAL BONDS (Cost $9,588)		9,623

U.S. TREASURY NOTES: 8.3%
3.500%, 01/15/11 (TIPS)	31,122	32,243
2.000%, 04/15/12 (TIPS)	25,625	26,858
0.625%, 04/15/13 (TIPS)	10,251	10,456
1.875%, 07/15/13 (TIPS)	43,648	46,216
2.000%, 07/15/14 (TIPS)	43,678	46,507
1.625%, 01/15/15 (TIPS)	76,024	79,505
1.375%, 07/15/18 (TIPS)	78,371	78,524
1.375%, 01/15/20 (TIPS)	20,039	19,672
2.375%, 01/15/25 (TIPS)	62,069	65,090
3.375%, 04/15/32 (TIPS)	15,868	19,286

TOTAL U.S. TREASURY NOTES (Cost $425,008)		424,357

MORTGAGE-BACKED SECURITIES: 5.4%
U.S. GOVERNMENT MORTGAGE-BACKED: 3.7%
FANNIE MAE (MORTGAGE BACKED): 1.8%
6.040%, 07/01/13	19,216	20,441

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT MORTGAGE-BACKED, continued
FANNIE MAE (MORTGAGE BACKED), continued
4.500%, 03/01/39	$73,884	$74,001
		94,442
FREDDIE MAC (MORTGAGE BACKED): 1.9%
5.000%, 07/15/37	90,047	95,818

COMMERCIAL MORTGAGE-BACKED: 1.7%
GMAC Commercial Mortgage, 6.465%, 04/15/34	41,729	43,000
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	46,279
		89,279
TOTAL MORTGAGE-BACKED SECURITIES (Cost $276,289)		279,539

TOTAL BONDS (Cost $1,913,120)		1,925,441

TOTAL INVESTMENTS: 94.8% (Cost $4,774,106)		4,848,987

Other assets and liabilities - (Net): 5.2%		268,482

Net Assets: 100.0%		$5,117,469

(a) Non income producing security.

(b) Institutional Class shares

ADR  - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

Schedule of Investments (Unaudited)
ESG Managers® Conservative Portfolio	March 31, 2010

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 28.1%
CONSUMER DISCRETIONARY: 3.4%
Best Buy Co., Inc.	7	$298
Bridgepoint Education, Inc. (a)	150	3,687
CBS Corp.	210	2,927
Comcast Corp, Class A	290	5,211
DeVry, Inc.	10	652
DISH Network Corp., Class A	192	3,997
DR Horton, Inc.	75	945
GameStop Corp., Class A (a)	10	219
Gannett Co, Inc.	200	3,304
Genuine Parts Co	60	2,534
Home Depot, Inc.	116	3,753
International Game Technology	125	2,306
Interpublic Group of Cos., Inc. (a)	415	3,453
KB Home	125	2,094
Lowe’s Cos., Inc.	49	1,188
McDonald’s Corp.	95	6,338
Meredith Corp.	45	1,548
Mohawk Industries, Inc. (a)	40	2,175
Newell Rubbermaid, Inc.	170	2,584
News Corp., Class A	317	4,568
NIKE, Inc., Class B	175	12,863
Nordstrom, Inc.	45	1,838
Pulte Group, Inc. (a)	100	1,125
Reed Elsevier PLC	1,100	8,762
Royal Caribbean Crusies, Ltd. (a)	85	2,804
Scripps Networks Interactive, Class A	205	9,092
SES SA	125	3,155
Sotheby’s	50	1,555
Stanley Black & Decker, Inc.	31	1,780
Staples, Inc.	350	8,187
Target Corp.	55	2,893
Thomson Reuters Corp. (a)	60	2,178
Tiffany & Co.	40	1,900
Time Warner Cable, Inc.	59	3,145
Time Warner, Inc.	154	4,816
Toll Brothers, Inc. (a)	160	3,328
Washington Post Co., The, Class B	19	8,438
		131,640
CONSUMER STAPLES: 2.0%
Coca-Cola Co., The	52	2,860
Constellation Brands, Inc. (a)	85	1,397
Corn Products International, Inc.	24	832

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES, continued
CVS Caremark Corp.	144	$5,265
Energizer Holdings, Inc. (a)	25	1,569
Estee Lauder Cos, Inc., Class A	11	714
General Mills, Inc.	7	496
JM Smucker Co., The	125	7,533
Kellogg Co.	37	1,977
Kimberly-Clark Corp.	91	5,722
McCormick & Co., Inc.	130	4,987
Nash Finch Co.	35	1,178
Natura Cosmeticos SA	2	41
PepsiCo, Inc.	71	4,697
Procter & Gamble Co., The	289	18,285
Safeway, Inc.	93	2,312
Sysco Corp.	221	6,520
Unilever PLC, ADR	84	2,459
United Natural Foods, Inc. (a)	200	5,625
WD-40 Co.	50	1,641
		76,110
ENERGY: 2.3%
Apache Corp.	15	1,523
Baker Hughes, Inc.	29	1,358
BG Group PLC, ADR	76	6,593
BP PLC, ADR	156	8,903
Cal Dive International, Inc. (a)	44	323
Cimarex Energy Co.	60	3,563
ConocoPhillips	120	6,140
Devon Energy Corp.	28	1,804
Diamond Offshore Drilling, Inc.	25	2,220
El Paso Corp.	410	4,444
Enerplus Resources Fund	160	3,794
ENSCO PLC , ADR	26	1,164
Kinder Morgan Management LLC, LP	122	7,152
Mariner Energy, Inc. (a)	105	1,572
Newfield Exploration Co. (a)	130	6,767
Noble Corp. (a)	41	1,715
Petroleo Brasileiro SA, ADR	12	534
Quicksilver Resources, Inc. (a)	185	2,603
Royal Dutch Shell PLC, ADR	43	2,488
Sasol Ltd., ADR	3	124
Smith International, Inc.	135	5,781
Southern Union Co.	140	3,552
Southwestern Energy Co. (a)	18	733

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ENERGY, continued
Spectra Energy Corp.	140	3,154
Statoil ASA, ADR	36	840
Suncor Energy, Inc.	121	3,937
Transocean, Ltd. (a)	27	2,332
W&T Offshore, Inc.	435	3,653
Weatherford International, Ltd. (a)	165	2,616
		91,382
FINANCIALS: 4.0%
ACE, Ltd.	7	366
Aflac, Inc.	50	2,715
Alexandria Real Estate Equities, REIT	35	2,366
Allstate Corp., The	80	2,585
American Express Co.	87	3,590
BBVA, ADR	55	753
Bank of America Corp.	489	8,729
Bank of Montreal	30	1,821
Bank of New York Mellon Corp., The	444	13,711
BlackRock, Inc.	4	871
Capital One Financial Corp.	38	1,574
CB Richard Ellis Group, Inc., Class A (a)	210	3,329
Charles Schwab Corp., The	375	7,009
China Life Insurance Co. Ltd., ADR	6	432
Chubb Corp.	46	2,385
Cincinnati Financial Corp.	80	2,312
City National Corp.	35	1,889
CME Group, Inc.	3	948
Digital Realty Trust, Inc., REIT	44	2,385
Glacier Bancorp, Inc.	35	533
Goldman Sachs Group, Inc., The	3	512
HCC Insurance Holdings, Inc.	75	2,070
HCP, Inc., REIT	70	2,310
Hospitality Properties Trust, REIT	11	263
HSBC Holdings PLC, ADR	25	1,267
Hudson City Bancorp., Inc.	100	1,416
Janus Capital Group, Inc.	200	2,858
Jones Lang LaSalle, Inc.	45	3,280
JPMorgan Chase & Co.	185	8,279
Lazard, Ltd. Class A, LP	65	2,321
Loews Corp.	106	3,952
Markel Corp. (a)	15	5,620
Marsh & McLennan Cos., Inc.	123	3,004
Morgan Stanley	74	2,167

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
National Bank of Greece SA (a)	6	$121
National Bank of Greece SA, ADR (a)	157	637
NYSE Euronext	100	2,961
optionsXpress Holdings, Inc. (a)	13	212
Potlatch Corp., REIT	250	8,760
PrivateBancorp, Inc.	135	1,850
Progressive Corp., The	424	8,094
Royal Bank of Canada (Canadian)	75	4,389
Royal Bank of Canada	45	2,626
SEI Investment Co.	50	1,099
State Street Corp.	61	2,754
T Rowe Price Group, Inc.	9	494
Tower Group, Inc.	90	1,995
Travelers Cos., Inc., The	68	3,667
Unibail-Rodamco SE, REIT	35	7,085
Wells Fargo & Co.	248	7,717
Willis Group Holdings PLC	17	531
		154,614
HEALTH CARE: 3.8%
Abbott Laboratories	106	5,584
Amgen, Inc. (a)	17	1,016
Analogic Corp.	25	1,068
Baxter International, Inc.	150	8,730
Becton Dickinson & Co.	98	7,716
Bio-Rad Laboratories, Inc., Class A (a)	25	2,588
Bristol-Myers Squibb Co.	75	2,003
Covidien PLC	107	5,380
Eli Lilly & Co.	95	3,441
Gen-Probe, Inc. (a)	125	6,250
Gilead Sciences, Inc. (a)	32	1,455
Hospira, Inc. (a)	55	3,116
Johnson & Johnson	292	19,038
LHC Group, Inc. (a)	70	2,347
Medtronic, Inc.	80	3,602
Merck & Co., Inc.	163	6,088
Mylan, Inc. (a)	43	977
Myriad Genetics, Inc. (a)	80	1,924
Novartis AG	200	10,819
Novartis AG, ADR	119	6,438
Novo Nordisk A/S, ADR	105	8,098
Pfizer, Inc.	237	4,065
Roche Holding AG	65	10,557

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Roche Holding AG, ADR	127	$5,146
Teleflex, Inc.	135	8,649
Teva Pharmaceutical Industries, Ltd., ADR	67	4,226
UnitedHealth Group, Inc.	64	2,091
Valeant Pharmaceuticals International (a)	45	1,931
WellPoint, Inc. (a)	37	2,381
		146,724
INDUSTRIALS: 3.6%
3M Co.	102	8,524
Administaff, Inc.	195	4,161
AGCO Corp. (a)	17	610
Baldor Electric Co.	20	748
Brady Corp., Class A	75	2,334
Brink’s Co., The.	60	1,694
Canadian National Railway Co.	70	4,241
Cia de Concessoes Rodoviarias	10	222
Cooper Industries PLC	75	3,596
Cummins, Inc.	22	1,363
Danaher Corp.	158	12,626
Deere & Co.	85	5,054
Diana Shipping, Inc. (a)	40	605
Dun & Bradstreet Corp.	30	2,233
East Japan Railway Co.	200	13,915
Emerson Electric Co.	113	5,688
Empresas ICA SAB de CV, ADR (a)	50	509
Equifax, Inc.	40	1,432
ESCO Technologies, Inc.	10	318
Expeditors International of Washington, Inc.	10	369
FTI Consulting, Inc. (a)	50	1,966
General Electric Co.	264	4,805
Graco, Inc.	65	2,080
Herman Miller, Inc.	280	5,057
ICF International, Inc. (a)	112	2,782
IDEX Corp.	85	2,814
Ingersoll-Rand PLC	15	523
Interface, Inc., Class A	140	1,621
Nordson Corp.	11	747
Pentair, Inc.	50	1,781
RR Donnelley & Sons, Co.	100	2,135
Siemens AG	50	4,996
Simpson Manufacturing Co., Inc.	25	694
SKF AB	550	9,770

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
SunPower Corp. (a)	200	$3,780
Vestas Wind Systems A/S (a)	250	13,601
Waste Management, Inc.	200	6,886
WW Grainger, Inc.	18	1,946
		138,226
INFORMATION TECHNOLOGY: 4.8%
Accenture PLC., Class A	120	5,034
Altera Corp.	358	8,703
Anixter International, Inc. (a)	175	8,199
Applied Materials, Inc.	300	4,044
Brocade Communications Systems, Inc. (a)	245	1,399
Canon, Inc.	300	13,877
Ciena Corp. (a)	300	4,572
Cisco Systems, Inc. (a)	101	2,629
Citrix Systems, Inc. (a)	14	665
Clicksoftware Technologies, Ltd. (a)	300	2,070
Cognex Corp.	85	1,572
Cymer, Inc. (a)	30	1,119
Electro Scientific Industries, Inc. (a)	20	256
Electronics for Imaging, Inc. (a)	205	2,384
EMC Corp. (a)	122	2,201
Fair Isaac Corp.	40	1,014
Finisar Corp. (a)	200	3,142
Fiserv, Inc. (a)	30	1,523
Google, Inc., Class A (a)	21	11,907
Harmonic, Inc. (a)	175	1,104
Hewitt Associates, Inc., Class A (a)	121	4,813
Hewlett-Packard Co.	66	3,508
Intel Corp.	568	12,644
International Business Machines Corp.	110	14,108
Intuit, Inc. (a)	263	9,031
Jack Henry & Associates, Inc.	30	722
Mentor Graphics Corp. (a)	230	1,845
Microchip Technology, Inc.	95	2,675
Microsoft Corp.	343	10,040
National Instruments Corp.	200	6,670
Nokia OYJ, ADR	500	7,770
Paychex, Inc.	145	4,452
QUALCOMM, Inc.	225	9,448
Riverbed Technology, Inc. (a)	14	398
Symantec Corp. (a)	125	2,115
Taiwan Semiconductor, ADR	260	2,727

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Tellabs, Inc.	150	$1,136
Texas Instruments, Inc.	130	3,181
VeriSign, Inc. (a)	150	3,901
Visa, Inc.	8	727
Websense, Inc. (a)	40	910
Yahoo!, Inc. (a)	445	7,355
		187,590
MATERIALS: 1.4%
Air Products & Chemicals, Inc.	47	3,476
Compass Minerals International	25	2,006
Ecolab, Inc.	175	7,691
Novozymes A/S, ADR	15	1,676
Nucor Corp.	200	9,076
Praxair, Inc.	205	17,015
Rio Tinto PLC, ADR	4	947
Sociedad Quimica y Minera de Chile, ADR	50	1,870
Svenska Cellulosa AB	600	8,460
Syngenta AG, ADR	10	555
United States Steel Corp.	18	1,143
		53,915
TELECOMMUNICATION SERVICES: 0.8%
America Movil SAB de CV, ADR	33	1,661
American Tower Corp. (a)	38	1,619
AT&T, Inc.	202	5,220
BCE, Inc.	35	1,027
CenturyTel, Inc.	118	4,184
China Mobile, Ltd., ADR	35	1,684
Portugal Telecom SGPS SA	33	368
Tele Norte Leste Participacoes S.A., ADR (a)	115	2,031
Telefonica SA	325	7,701
Verizon Communications, Inc.	105	3,257
Vodafone Group PLC, ADR	45	1,048
Windstream Corp.	205	2,233
		32,033
UTILITIES: 2.0%
AGL Resources, Inc.	95	3,672
American Water Works Co., Inc.	150	3,264
Black Hills Corp.	75	2,276
Energen Corp.	140	6,514
EQT Corp.	34	1,394

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UTILITIES, continued
Iberdrola Renovables SA	2,000	$8,295
MDU Resources Group, Inc.	200	4,316
National Grid PLC	1,000	9,734
National Grid PLC, ADR	70	3,413
NiSource, Inc.	220	3,476
Northeast Utilities	70	1,935
Northwest Natural Gas Co.	80	3,728
NorthWestern Corp.	50	1,341
Oneok, Inc.	111	5,067
Ormat Technologies, Inc.	20	563
Pepco Holdings, Inc.	95	1,629
Portland General Electric Co.	400	7,724
Red Electrica Corp. SA	150	8,049
Sempra Energy	78	3,892
Veolia Environnement, ADR	29	1,002
		81,284
TOTAL COMMON STOCKS (Cost $1,059,760)		1,093,518

AFFILIATED INVESTMENT COMPANIES: 12.4%
Pax World Global Green Fund (b)	5,643	49,323
Pax World High Yield Bond Fund (b)	27,128	212,144
Pax World International Fund (b)	25,803	222,161

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $484,314)		483,628

BONDS: 54.9%
CORPORATE BONDS: 24.0%
CONSUMER DISCRETIONARY: 1.3%
Omnicom Group, Inc., 5.900%, 04/15/16	$45,000	48,763

CONSUMER STAPLES: 1.3%
Avon Products, Inc., 5.625%, 03/01/14	45,000	49,385

ENERGY: 2.3%
Conoco, Inc., 6.950%, 04/15/29	35,000	40,285
Midamerican Energy Co., 6.750%, 12/30/31	45,000	50,286
		90,571

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS: 12.4%
Allstate Life Global Trust, 5.375%, 04/30/13	$25,000	$27,253
AMB Property LP, 6.125%, 12/01/16	35,000	35,834
BlackRock, Inc., 3.500%, 12/10/14	45,000	45,602
Citigroup Funding, Inc, 1.875%, 10/22/12	110,000	110,946
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	75,000	74,946
JPMorgan Chase & Co., 4.750%, 05/01/13	25,000	26,666
Markel Corp., 6.800%, 02/15/13	35,000	37,813
NASDAQ OMX Group, 4.000%, 01/15/15	24,000	23,911
State Street Corp., 7.350%, 06/15/26	20,000	23,243
Wachovia Corp., 5.500%, 05/01/13	35,000	37,826
Willis North America, Inc., 5.625%, 07/15/15	35,000	35,974
		480,014
HEALTH CARE: 2.2%
Beckman Coulter, Inc., 6.000%, 06/01/15	35,000	38,145
Howard Hughes Medical, Inc, 3.450%, 09/01/14	45,000	46,476
		84,621
INFORMATION TECHNOLOGY: 2.7%
Analog Devices, Inc., 5.000%, 07/01/14	45,000	47,570
KLA Instruments Corp., 6.900%, 05/01/18	22,000	23,902
Xerox Corp., 6.875%, 08/15/11	35,000	37,177
		108,649
MATERIALS: 0.4%
Domtar Corp., 5.375%, 12/01/13	17,000	17,383

TELECOMMUNICATION SERVICES: 0.7%
Sprint Capital Corp., 7.625%, 01/30/11	25,000	25,844

UTILITIES: 0.7%
American Water Capital Corp., 6.085%, 10/15/17	25,000	26,778

TOTAL CORPORATE BONDS (Cost $923,085)		932,008

U.S. GOVERNMENT AGENCY BONDS: 7.6%
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 2.1%
5.000%, 11/17/17	75,000	82,102

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FREDDIE MAC (AGENCY): 2.1%
3.750%, 03/27/19	$85,000	$83,077

FANNIE MAE (AGENCY): 2.5%
4.375%, 10/15/15	90,000	96,146

SMALL BUSINESS ADMINISTRATION: 0.9%
Periwinkle Boat Rentals, 4.325%, 09/29/19	31,500	34,246

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $294,612)		295,571

U.S. TREASURY NOTES: 11.3%
3.500%, 01/15/11 (TIPS)	34,856	36,112
2.000%, 04/15/12 (TIPS)	27,761	29,097
1.875%, 07/15/13 (TIPS)	48,366	51,212
2.000%, 07/15/14 (TIPS)	48,276	51,403
1.625%, 01/15/15 (TIPS)	85,102	88,998
1.375%, 07/15/18 (TIPS)	87,413	87,584
2.375%, 01/15/25 (TIPS)	68,966	72,323
3.375%, 04/15/32 (TIPS)	18,310	22,254

TOTAL U.S. TREASURY NOTES (Cost $439,229)		438,983

MORTGAGE-BACKED SECURITIES: 12.0%
U.S. GOVERNMENT MORTGAGE-BACKED: 8.1%
GINNIE MAE (MORTGAGE BACKED): 4.8%
4.175%, 01/16/38	75,000	76,670
4.500%, 01/15/40	109,825	111,385
		188,055
FANNIE MAE (MORTGAGE BACKED): 0.7%
6.040%, 07/01/13	24,021	25,551

FREDDIE MAC (MORTGAGE BACKED): 2.6%
5.000%, 07/15/37	94,140	100,173

SMALL BUSINESS ADMINISTRATION: 1.6%
Small Business Administration, 5.490%, 03/01/28	58,216	62,262

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
COMMERCIAL MORTGAGE-BACKED: 2.3%
GMAC Commercial Mortgage, 6.465%, 04/15/34	$41,729	$43,000
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	46,278
		89,278
TOTAL MORTGAGE-BACKED SECURITIES (Cost $460,649)		465,319

TOTAL BONDS (Cost $2,117,575)		2,131,881

TOTAL INVESTMENTS: 95.4% (Cost $3,661,649)		3,709,027

Other assets and liabilities - (Net): 4.6%		177,706

Net Assets: 100.0%		$3,886,733

(a) Non income producing security.

(b) Institutional Class shares

ADR  - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

Notes to Schedules of Investments

Pax World Funds Series Trust I

Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (the “Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts. Each of the ESG Managers Aggressive Growth Portfolio (“Aggressive Growth”), ESG Managers Growth Portfolio (“Growth”), ESG Managers Moderate Portfolio (“Moderate”), and ESG Managers Conservative Portfolio (“Conservative”) (each a “Fund” and collectively, the “Funds”) is a diversified series of the Trust.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Valuation of Investments Investments for which market quotations are readily available are valued at fair value. Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the net asset value of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares.  If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s net asset value may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value.  These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which the Funds’ net asset value is, determined; and changes in overall market conditions. At March 31, 2010, the Moderate and Conservative Portfolios each held one security fair valued at $87,702 and $34,246, respectively, representing 1.71% and 0.88%, respectively, of the Funds’ net asset values.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2010:

	Level One	Level Two	Level Three	Totals
Aggressive Growth
Common Stocks-Domestic	$2,590,228	$—	$—	$2,590,228
Common Stocks-Foreign	9,382	169,256	—	178,638
Affiliated Investment Companies	722,299	—	—	722,299
Total	$3,321,909	$169,256	$—	$3,491,165

Growth
Common Stocks-Domestic	$2,968,608	$—	$—	$2,968,608
Common Stocks-Foreign	12,622	249,813	—	262,435
Affiliated Investment Companies	1,271,876	—	—	1,271,876
Corporate Bonds	—	257,497	—	257,497
U.S. Govt Agency Obligations	—	68,149	—	68,149
Municipal Bonds	—	9,623	—	9,623
U.S. Treasury Notes	—	181,519	—	181,519
Mortgage-Backed Securities	—	104,062	—	104,062
Repurchase Agreement	237,000	—	—	237,000
Total	$4,490,106	$870,663	$—	$5,360,769

Moderate
Common Stocks-Domestic	$1,808,586	$—	$—	$1,808,586
Common Stocks-Foreign	13,014	202,206	—	215,220
Affiliated Investment Companies	899,740	—	—	899,740
Corporate Bonds	—	883,029	—	883,029
U.S. Govt Agency Obligations	—	241,191	87,702	328,893
Municipal Bonds	—	9,623	—	9,623
U.S. Treasury Notes	—	424,357	—	424,357
Mortgage-Backed Securities	—	279,539	—	279,539
Total	$2,721,340	$2,039,945	$87,702	$4,848,987

Conservative
Common Stocks-Domestic	$949,305	$—	$—	$949,305
Common Stocks-Foreign	4,669	139,544	—	144,213
Affiliated Investment Companies	483,628	—	—	483,628
Corporate Bonds	—	932,008	—	932,008
U.S. Govt Agency Obligations	—	261,325	34,246	295,571
U.S. Treasury Notes	—	438,983	—	438,983
Mortgage-Backed Securities	—	465,319	—	465,319
Total	$1,437,602	$2,237,179	$34,246	$3,709,027

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Moderate	Conservative
Corporate Bonds
Balance as of December 31, 2009	$—	$—
Realized Gain (loss)	—	—
Change in unrealized appreciation (depreciation)	402	(39)
Net purchases (sales)	87,300	34,285
Transfers in and/or out of Level Three	—	—
Balance as of March 31, 2010	$87,702	$34,246

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Investment Information

Purchases and proceeds from sales of investments for the Funds for the period ended March 31, 2010 were as follows:

	Purchases		Sales
Fund	Investments*	US Govt Bonds	Investments*	US Govt Bonds

Aggressive Growth	$3,718,293	$—	$345,248	$—
Growth	5,185,537	315,098	501,589	—
Moderate	4,454,609	861,500	440,217	74,488
Conservative	3,079,932	852,871	254,306	—

* Excluding short-term investments and US Government bonds.

The term “affiliated company” includes other investment companies that are managed by a fund’s adviser. At March 31, 2010, the Funds held the following investments in affiliated Pax World Funds:

Investment	Value at 12/31/09	Purchased Cost	Sold Cost	Value at 03/31/10	Dividend Income

Aggressive Growth
International Equity	$—	$531,942	$205	$542,100	$—
High Yield Bond	—	117,676	—	120,506	1,552
Global Green	—	60,500	—	59,693	—
Totals	$—	$710,118	$205	$722,299	$1,552

Growth
International Equity	$—	$455,811	$—	$450,336	$—
High Yield Bond	—	683,523	—	698,233	14,233
Global Green	—	125,000	—	123,307	—
Totals	$—	$1,264,334	$—	$1,271,876	$14,233

Moderate
International Equity	$—	$390,000	$—	$385,080	$—
High Yield Bond	—	382,643	—	390,847	7,946
Global Green	—	125,500	—	123,813	—
Totals	$—	$898,143	$—	$899,740	$7,946

Conservative
International Equity	$—	$225,000	$—	$222,161	$—
High Yield Bond	—	207,761	—	212,144	4,314
Global Green	—	50,000	—	49,323	—
Totals	$—	$482,761	$—	$483,628	$4,314

A “controlled affiliate” is a company in which a fund has ownership of at least 25% of the voting securities. At March 31, 2010, none of the Funds held 25% or more of an affiliated Pax World Fund.

The identified cost of investments owned at March 31, 2010 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2010 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
	income tax basis	appreciation	depreciation	(depreciation)

Aggressive Growth	$3,362,294	$152,238	$23,367	$128,871
Growth	5,241,131	175,279	55,640	119,639
Moderate	4,774,106	125,260	50,379	74,881
Conservative	3,661,649	76,774	29,396	47,378

At March 31, 2010, the Aggressive Growth, Growth, Moderate and Conservative Portfolios had unrealized foreign currency gains of $5, $994, $5 and $2; respectively.

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees.  Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at March 31, 2010, the Funds did not directly hold any securities exempt from registration under Rule 144A of the Act.

The Funds will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Funds may experience difficulty in closing out positions at prevailing market prices.  Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at March 31, 2010, the Funds did not directly hold any securities which were deemed illiquid.

Item 2.     Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 28, 2010

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/May 28, 2010